Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the follows:

	As of December 31,	As of December 31,
	2023	2024
Accrued payroll and welfare	$1,546	$1,396
Other tax payable	43	41
Accrued staff disbursement	994	1,043
Deposit payable	24	23
Other current liabilities (i)	7,634	7,639
Other accrued expenses	312	290
	$10,553	$10,432
(i)	The other current liabilities mainly consist of the amounts due to AM Advertising and its subsidiaries mainly represent the borrowings from AM Advertising and its subsidiaries for daily operations.